BUSINESS COMBINATION (Details Narrative) - USD ($)		5 Months Ended
	Feb. 02, 2026	Jun. 30, 2026
BusinessCombinationLineItem [Line Items]
Sale of common stock, shares		1
DT Cloud Star Acquisition Corporation and Subsidiaries [Member] | PRIMEGEN US, INC. [Member]
BusinessCombinationLineItem [Line Items]
Sale of common stock, shares	0.8598
Equity Method Investment, Ownership Percentage	96.00%
DT Cloud Star Acquisition Corp [Member]
BusinessCombinationLineItem [Line Items]
Common stock aggregate value	$ 1,489,800,000